Franchise Arrangements (Schedule of Future Minimum Rent Payments Under Franchised Agreements) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Franchise Arrangements [Line Items]
2018	$ 65,318
2019	62,054
2020	58,397
2021	52,809
2022	44,838
Thereafter	179,421
Total	462,837
Owned Sites [Member]
Franchise Arrangements [Line Items]
2018	5,651
2019	5,185
2020	4,782
2021	4,462
2022	3,795
Thereafter	18,561
Total	42,436
Leased Sites [Member]
Franchise Arrangements [Line Items]
2018	59,667
2019	56,869
2020	53,615
2021	48,347
2022	41,043
Thereafter	160,860
Total	$ 420,401